COHEN & STEERS GLOBAL REALTY SHARES SUMMARY PROSPECTUS MAY 1, 2010 CLASS A (CSFAX), CLASS B (CSFBX) AND CLASS C (CSFCX) SHARES

Before you invest, you may want to review the fund’s prospectus and statement and additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at cohenandsteers.com/prospectus. You can also get this information at no cost by calling 800.330.7348 or by sending an e-mail request to marketing@cohenandsteers.com. The current prospectus and statement of additional information, dated May 1, 2010, are incorporated by reference into this summary prospectus.

INVESTMENT OBJECTIVE

The investment objective of Cohen & Steers Global Realty Shares, Inc. (the Fund) is total return through investment in global real estate equity securities.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds. More information about these and other discounts is available from your financial intermediary and in How to Purchase and Sell Fund Shares – Purchasing the Class of Fund Shares that is Best for You on page 17 of the Fund’s prospectus (the Prospectus) and Reducing the Initial Sales Load on Class A Shares on page 61 of the Fund’s statement of additional information (the SAI).

	Class A	Class B(1)	Class C
Shareholder Fees
(fees paid directly from your investment):
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	5%(2)	1%(2)
Redemption Fee (as a percentage of redemption proceeds on shares owned for 60 days or less when purchased at net asset value by certain investors)	2.00%	None	None

	Class A	Class B(1)	Class C
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fee	0.90%	0.90%	0.90%
Distribution (12b-1) Fees	0.25%	0.75%	0.75%
Other Expenses	0.61%	0.61%	0.61%
Service Fee	0.10%	0.25%	0.25%

Total Annual Fund Operating Expenses	1.86%	2.51%	2.51%
Fee Waiver and Expenses Reimbursement(3)	(0.21)%	(0.21)%	(0.21)%

Total Annual Fund Operating Expenses (after fee waiver/ expense reimbursement)(3)	1.65%	2.30%	2.30%

(1)	Class B shares are no longer being offered except through dividend reinvestment and permitted exchanges by existing Class B shareholders.
(2)

For Class B shares, the maximum deferred sales charge is 5% in the 1st year. It then decreases to 4% in the 2nd year, 3% in the 3rd and 4th years, 2% in the 5th year, 1% in the 6th year, and none thereafter. For Class C shares, the maximum deferred sales charge only applies in the 1st year.

(3)	Through April 30, 2011, Cohen & Steers Capital Management, Inc., the Fund’s investment advisor (the Advisor), has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain total annual Fund operating expenses at 1.65% for the Class A shares and 2.30% for the Class B and Class C shares. This contractual agreement can only be amended or terminated prior to the expiration date by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except in the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$610	$989	$1,392	$2,515
Class B Shares
Assuming redemption at the end of the period	$733	$1,062	$1,517	$2,830
Assuming no redemption at the end of the period	$233	$762	$1,317	$2,830
Class C Shares
Assuming redemption at the end of the period	$333	$762	$1,317	$2,830
Assuming no redemption at the end of the period	$233	$762	$1,317	$2,830

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 170% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80%, and usually substantially all, of its total assets in common stocks and other equity securities issued by U.S. and non-U.S. real estate companies, including real estate investment trusts (REITs) and similar REIT-like entities. REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. A REIT in the U.S. is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to such shareholders. REIT-like entities are organized outside of the U.S. and have operations and receive tax treatment similar to that of U.S. REITs. The Fund retains the ability to invest in real estate companies of any market capitalization.

Under normal market conditions, the Fund will invest significantly (at least 40%—unless market conditions are not deemed favorable by the Advisor, in which case the Fund would invest at least 30%) in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). The Fund considers a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. as doing a substantial amount of business outside the U.S. The Fund is not limited in the extent to which it may invest in real estate equity securities of companies domiciled in emerging market countries.

The Fund may also invest in securities of foreign companies in the form of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs).

PRINCIPAL RISKS

Investment Risk

An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Stock Market Risk

Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Real Estate Market Risk

Since the Fund concentrates its assets in the real estate industry, your investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management.

REIT Risk

REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for pass-through of income under the Internal Revenue Code of 1986, as amended (the Code). Other factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Foreign (Non-U.S.) Securities Risk

Risks of investing in foreign securities include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Foreign Currency Risk

The Fund’s net asset value (NAV) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Emerging Markets Risk

Securities of companies in emerging markets may be more volatile than those of companies in more developed markets. Emerging market countries generally have less developed markets and economies and, in some countries, less mature governments and governmental institutions. Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, the lack of hedging instruments, and on repatriation of capital invested.

Smaller Companies Risk

Even the larger real estate companies in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. Real estate company shares, therefore, can be more volatile than, and perform differently from, larger company stocks. There may be less trading in a smaller company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Further, smaller companies may have fewer business lines; changes in any one line of business, therefore, may have a greater impact on a smaller company’s stock price than is the case for a larger company.

Interest Rate Risk

Interest rate risk is the risk that preferred securities, and to a lesser extent dividend paying common stocks, will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall.

Non-Diversification Risk

As a “non-diversified” investment company, the Fund can invest in fewer individual companies than a diversified investment company. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a greater risk of loss than a fund that has a diversified portfolio.

Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for the Class A shares. The table shows how the Fund’s average annual returns compare with the performance of selected broad market indexes over various time periods. Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future. Updated performance is available at cohenandsteers.com or by calling (800) 330-7348.

Prior to September 28, 2007, the Fund’s name was “Cohen & Steers Realty Focus Fund, Inc.” and its investment objective was maximum capital appreciation over the long-term through investment primarily in a limited number of REITs and other real-estate oriented companies; investments in foreign issuers were limited to 20% of its total assets.

This chart does not reflect the deduction of sales charges imposed on Class A shares; if these amounts were reflected, returns would be less than those shown.

CLASS A SHARES
ANNUAL TOTAL RETURNS*

Highest quarterly return during this period: 35.91%

(quarter ended June 30, 2009)

Lowest quarterly return during this period: -31.01%

(quarter ended December 31, 2008)

*	The annual returns for the Class B and Class C shares of the Fund are substantially similar to the annual returns of the Class A shares, because the assets of all classes are invested in the same portfolio of securities. The annual returns differ only to the extent that the classes do not have the same expenses.

Average Annual Total Returns

(for periods ended December 31, 2009)

	1 Year	5 Years	Since Inception (September 30, 2004)
Class A Shares
Return Before Taxes	31.27%	–1.72%	1.33%
Return After Taxes on Distributions	29.02%	–3.17%	–0.17%
Return After Taxes on Distributions and Sale of Fund Shares	20.56%	–1.75%	0.80%
Class B Shares
Return Before Taxes	31.58%	–1.87%	1.37%
Class C Shares
Return Before Taxes	35.52%	–1.47%	1.56%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	2.10%
FTSE EPRA/NAREIT Developed Real Estate Net of Tax Index (reflects no deduction for fees or expenses)(1)	37.13%	N/A(2)	N/A(2)
Custom Index: FTSE NAREIT Equity REIT Index—FTSE EPRA/NAREIT Developed Real Estate Net of Tax Index(1)	37.13%	–1.41%	1.36%

(1) The FTSE EPRA/NAREIT Developed Real Estate Net of Tax Index is an unmanaged portfolio of approximately 273 real estate stocks from 19 countries, the returns of which reflect no deduction for fees and expenses but are net of dividend withholding taxes. The custom index represents performance of the FTSE NAREIT Equity REIT Index (no deduction for fees, expenses or taxes) for periods from the Fund’s inception to September 28, 2007 and the FTSE EPRA/NAREIT Developed Real Estate Net of Tax Index (no deduction for fees or expenses) for periods thereafter. The FTSE NAREIT Equity REIT Index is an unmanaged, market capitalization weighted index of all publicly traded REITs that invest predominantly in the equity ownership of real estate and is designed to reflect the performance of all publicly traded equity REITs as a whole.

(2) The Index was launched in 2005.

After-tax returns are shown for Class A shares only. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTMENT MANAGEMENT

Advisor

Cohen & Steers Capital Management, Inc.

Subadvisors

Cohen & Steers Europe S.A. (CNS Europe)

Cohen & Steers Asia Limited (CNS Asia)

Cohen & Steers UK Limited (CNS UK)

Portfolio Managers

The Fund’s portfolio managers are:

Martin Cohen—Director and Co-Chairman of the Fund. Mr. Cohen has been a portfolio manager of the Fund since inception.

Robert H. Steers—Director and Co-Chairman of the Fund. Mr. Steers has been a portfolio manager of the Fund since inception.

Joseph M. Harvey—Vice President of the Fund. Mr. Harvey has been a portfolio manager of the Fund since inception.

Scott Crowe—Vice President of the Fund. Mr. Crowe has been a portfolio manager of the Fund since 2007.

Gerios J.M. Rovers—Mr. Rovers has been a portfolio manager of the Fund since 2007.

Luke Sullivan—Mr. Sullivan has been a portfolio manager of the Fund since 2008.

Charles McKinley—Mr. McKinley has been a portfolio manager of the Fund since 2008.

PURCHASE AND SALE OF FUND SHARES

You may open an account with the Fund with a minimum investment of $1,000. Additional investments must be at least $250.

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business, by written request, wire transfer (call (800) 437-9912 for instructions) or telephone. You may purchase, redeem or exchange shares of the Fund either through a financial intermediary or directly through Cohen & Steers Securities, LLC, the Fund’s distributor (the Distributor). For accounts opened directly through the Distributor, a completed and signed Subscription Agreement is required for the initial account opened with the Fund. Please mail the signed Subscription Agreement to:

Boston Financial Data Services

Cohen & Steers Funds

P.O. Box 8123

Boston, MA 02266-8123

Phone: (800) 437-9912

TAX INFORMATION

The Fund’s distributions are taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its Advisor or Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s Web site for more information.

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